PENSION PLAN - Schedule of Defined Benefit Obligations (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Registered Plans
Disclosure of defined benefit plans [line items]
Total present value of obligations	$ 278	$ 269
Fair value of plan assets	331	292
Recognized defined benefit assets (obligations)	53	23
Supplemental Plan
Disclosure of defined benefit plans [line items]
Total present value of obligations	16	15
Fair value of plan assets	0	0
Recognized defined benefit assets (obligations)	$ (16)	$ (15)